October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniVest Fund II, Inc. (MVT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 2.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/56	$1,090	$ 1,135,756
Series F, 5.50%, 11/01/53	405	428,029
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	2,035	2,121,227
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	610	659,342
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	770	824,296
Series A-1, 5.50%, 01/01/53	685	742,374
		5,911,024
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	816,882
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	77,664
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,624,465
		2,519,011
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	435	443,989
California — 5.4%
California Community Choice Financing Authority, RB, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	910	998,860
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,055,556
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	1,135	908,000
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,293,354
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,495	1,495,049
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	475	525,406
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	1,155	1,187,142
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	1,035	1,113,433
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	2,370	2,379,649
Sacramento Metropolitan Fire District, GO, Series A, Election 2024, 4.00%, 08/01/55	1,485	1,401,597
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(c)	2,000	1,008,275
		13,366,321
Colorado — 0.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	458,863
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	184,442
5.25%, 11/01/52	360	371,598
		1,014,903
Security	Par (000)	Value
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	$1,500	$ 1,478,060
District of Columbia — 7.9%
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,190	1,263,666
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,673,245
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	1,120	1,206,594
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(c)	6,590	5,080,410
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/34(c)	4,830	3,564,799
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/35(c)	6,515	4,580,057
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,594,467
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	575	552,534
		19,515,772
Florida — 4.2%
Celebration Pointe Community Development District No. 1, SAB(d)(e)
5.00%, 05/01/32	380	304,000
5.00%, 05/01/48	1,120	896,000
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,398,531
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	545	555,926
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	204,927
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,270	2,343,778
(AGM), 5.75%, 09/01/54	425	456,856
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	99,238
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	205	218,796
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	224,218
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,532,769
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,925	2,023,567
		10,258,606
Georgia — 2.3%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	1,145	1,193,196
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	467,590
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/37	1,500	1,633,647
Series A, 5.00%, 06/01/53(a)	2,185	2,316,418
		5,610,851
Idaho — 0.8%
Idaho Health Facilities Authority, Refunding RB, 4.38%, 03/01/53	400	382,816
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	1,455	1,568,182
		1,950,998

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 5.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	$540	$ 509,977
Series A, 6.25%, 12/01/50	1,125	1,176,023
Series C, 5.25%, 12/01/35	495	494,991
Series D, 5.00%, 12/01/46	1,915	1,737,634
Series H, 5.00%, 12/01/36	450	447,560
Chicago Board of Education, Refunding GO
Series B, 12/01/43(f)	315	328,360
Series G, 5.00%, 12/01/34	450	450,011
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,260	1,229,805
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(g)	2,930	2,981,194
Series C, 4.00%, 02/15/41	10	9,738
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	740	804,690
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	866,172
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	5,175	2,218,091
State of Illinois, GO
Series B, 5.25%, 05/01/43	500	526,287
Series E, 5.00%, 09/01/43	765	799,345
		14,579,878
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	640	690,479
Series C, 5.25%, 10/01/47	220	236,707
		927,186
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	241,172
Kentucky — 1.2%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(h)	1,200	1,360,590
University of Kentucky, RB, Class A, 5.00%, 04/01/55	1,610	1,660,104
		3,020,694
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	1,200	1,198,729
Louisiana Public Facilities Authority, Refunding RB, Series A, Class A, 4.00%, 12/15/27(g)	60	61,551
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	610	644,164
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	1,345	1,366,317
		3,270,761
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/50	500	521,014
Massachusetts — 2.2%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series B, 5.00%, 06/01/52	1,335	1,387,544
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	1,285	1,345,438
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,118,838
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(b)	$470	$ 435,898
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,132,044
		5,419,762
Michigan — 1.7%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	2,830	2,965,586
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,071,160
		4,036,746
Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,862,813
Series A, 5.25%, 02/15/58	1,480	1,488,605
		3,351,418
Missouri — 3.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,360,763
Series C, 5.00%, 11/15/42	2,570	2,611,483
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	640	643,475
Class B, AMT, (AGM), 5.00%, 03/01/55	640	641,650
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/54	1,310	1,292,987
		7,550,358
Nevada — 0.6%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	1,405	1,505,798
New Hampshire — 1.5%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	368	366,747
Series A, Sustainability Bonds, 5.50%, 06/01/55	1,830	1,925,104
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	555	579,398
Series 2025, Subordinate, 5.15%, 09/28/37	875	885,082
		3,756,331
New Jersey — 9.7%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,838,857
Series EEE, 5.00%, 06/15/48	5,845	5,952,562
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,253,126
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	305	312,799
Series B, AMT, 4.00%, 12/01/41	860	854,208
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,235,204
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(g)	430	461,993
Series BB, 5.00%, 06/15/46	1,485	1,559,120
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,298,705
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,085	1,166,742
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	$255	$ 252,253
Sub-Series B, 5.00%, 06/01/46	4,975	4,843,849
		24,029,418
New York — 18.0%
City of New York, GO, Series G-1, 5.25%, 02/01/53	200	213,126
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,618,729
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,585	1,590,082
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	523,672
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	782,067
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,000	5,019,694
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	475	508,594
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	370	360,404
Series DD, 4.13%, 06/15/47	6,310	6,131,046
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	820	877,097
Series E, Subordinate, 5.00%, 11/01/53	725	754,171
Series F-1, Subordinate, 4.00%, 02/01/51	3,200	2,967,121
Series H-1, Subordinate, 5.00%, 11/01/50	1,370	1,431,936
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,825	1,698,600
Series A, 6.25%, 06/01/41(b)	1,670	1,606,943
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	238,803
Class 2, 5.38%, 11/15/40(b)	850	850,156
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,740,756
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	2,150	2,239,063
Series A, 4.00%, 03/15/44	1,080	1,039,062
Series A, 4.00%, 03/15/54	545	503,851
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	470	493,521
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	1,035	1,118,736
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,050	1,098,377
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,950	1,985,064
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,120	1,143,487
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,525	1,570,273
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,874,759
Series A, 5.25%, 05/15/52	400	422,411
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	1,155	1,063,239
		44,464,840
Security	Par (000)	Value
North Dakota — 0.7%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	$1,770	$ 1,793,651
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	718,579
Series B-2, Class 2, 5.00%, 06/01/55	1,755	1,470,759
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	402,943
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	575,942
		3,168,223
Oklahoma — 0.2%
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	485	559,301
Pennsylvania — 3.1%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	247,851
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	527,136
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,295	2,455,584
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	450,586
5.00%, 09/01/48	345	349,960
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	850	852,084
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,035,599
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	480	496,010
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,080	1,145,844
		7,560,654
Puerto Rico — 5.8%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,532,309
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,435,792
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,084	1,024,924
Series A-1, Restructured, 5.00%, 07/01/58	6,313	6,131,443
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,765,706
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,251	1,479,486
		14,369,660
South Carolina — 3.7%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/48	1,420	1,520,759
Series A, 5.50%, 11/01/49	1,865	1,992,557
Series A, 5.50%, 11/01/50	145	154,562
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,710,982

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB (continued)
5.00%, 11/15/47	$1,050	$ 1,039,153
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	582,391
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	2,110	2,198,127
		9,198,531
Tennessee — 1.0%
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	630	671,098
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,778,365
		2,449,463
Texas — 9.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	435	217,500
7.88%, 11/01/62	370	222,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	1,545	1,447,333
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	640	674,854
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	930	861,722
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	190	185,409
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	310	336,576
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	1,745	1,824,982
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	635	635,004
City of Houston Texas, GOL, Series A, 5.25%, 03/01/49	1,375	1,472,643
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	210	227,382
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	470	450,950
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series E, 5.25%, 02/01/49	4,500	4,843,161
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	1,155	1,115,328
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	386,772
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,345	1,421,996
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,120	1,060,464
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	1,505	1,651,515
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	700	747,835
Tarrant Regional Water District, RB, 4.25%, 09/01/55	625	600,779
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,656,586
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	750	717,914
		22,758,705
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	136,368
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	$650	$ 700,176
Series B, 2nd Lien, (AGM), 5.50%, 06/01/50	1,550	1,682,661
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	230	247,569
		2,766,774
Virginia — 0.7%
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	665	692,333
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	1,035	1,034,931
		1,727,264
Washington — 1.2%
Port of Seattle Washington, ARB, Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,726,479
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	195	207,092
		2,933,571
Wisconsin — 2.0%
Public Finance Authority, RB, AMT, 6.50%, 12/31/65	2,015	2,213,051
Wisconsin Health & Educational Facilities Authority, RB, Class A, 5.50%, 02/15/54	1,445	1,527,155
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	327,871
Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 03/01/51	925	928,567
		4,996,644
Total Municipal Bonds — 102.5% (Cost: $245,878,846)		253,027,352
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 8.9%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	11,238,252
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,619,621
		21,857,873
District of Columbia — 4.2%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	4,560	4,816,360
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	5,180	5,481,465
		10,297,825
Florida — 8.4%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,236,021
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,735	2,871,608
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51(j)	4,620	4,856,957
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(j)	5,793	6,193,657
Tender Opt Bd Tr Rcpts, 5.25%, 10/01/55	3,320	3,540,009
		20,698,252
Georgia — 1.5%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(j)	3,500	3,666,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 1.1%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	$2,551	$ 2,623,416
Missouri — 1.2%
Missouri Housing Development Commission, RB, S/F Housing, Series E, 4.60%, 11/01/49	3,080	3,053,891
New York — 12.2%
City of New York, GO, Series B, 5.25%, 10/01/47	2,940	3,098,454
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(j)	2,460	2,483,346
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 5.25%, 05/01/48	4,240	4,498,196
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/47(j)	4,630	4,878,454
Series A, 5.00%, 03/15/53(j)	3,118	3,254,971
Series E, 5.00%, 03/15/46	3,940	4,037,763
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/47(j)	3,860	3,977,955
Triborough Bridge & Tunnel Authority, RB, Series A, 5.50%, 11/15/57	3,524	3,771,368
		30,000,507
Oregon — 3.1%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,232	7,698,545
Pennsylvania — 4.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,528	4,909,654
Series 145A, Sustainability Bonds, 4.75%, 10/01/49	3,830	3,847,210
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	3,000	3,021,409
		11,778,273
South Carolina — 2.8%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	6,463	7,029,136
Texas — 10.4%
Austin Community College District, Refunding GOL, 5.25%, 08/01/55	5,260	5,590,661
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	7,858	8,383,424
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/49	2,969	3,184,752
Series A, 5.50%, 02/01/50(j)	2,474	2,685,258
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	2,319	2,414,432
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(j)	3,220	3,456,794
		25,715,321
Utah — 1.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/53(j)	4,062	4,288,844
Security	Par (000)	Value
Washington — 2.2%
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	$5,390	$ 5,509,657
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 62.5% (Cost: $149,920,156)		154,217,969
Total Long-Term Investments — 165.0% (Cost: $395,799,002)		407,245,321

	Shares
Short-Term Securities
	Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	5,006,944	5,007,445
	Total Short-Term Securities — 2.0% (Cost: $5,007,247)	5,007,445
	Total Investments — 167.0% (Cost: $400,806,249)	412,252,766
	Other Assets Less Liabilities — 1.8%	4,362,190
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (37.3)%	(92,080,784)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.5)%	(77,700,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 246,834,172

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2031 to October 1, 2042, is $30,438,885.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,713,253	$ —	$ (705,807)(a)	$ 194	$ (195)	$ 5,007,445	5,006,944	$ 29,981	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 253,027,352	$ —	$ 253,027,352
Municipal Bonds Transferred to Tender Option Bond Trusts	—	154,217,969	—	154,217,969
Short-Term Securities
Money Market Funds	5,007,445	—	—	5,007,445
	$5,007,445	$407,245,321	$—	$412,252,766
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(91,651,956)	$—	$(91,651,956)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$—	$(169,351,956)	$—	$(169,351,956)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniVest Fund II, Inc. (MVT)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes